SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS - 10K	12 Months Ended
Dec. 31, 2015
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure
SCHEDULE II

REVLON CONSUMER PRODUCTS CORPORATION AND SUBSIDIARIES
VALUATION AND QUALIFYING ACCOUNTS
Years Ended December 31, 2015, 2014 and 2013
(dollars in millions)

	Balance at Beginning of Year	Charged to Cost and Expenses	Other Deductions	Balance at End of Year
Allowance for Doubtful Accounts:
2015	$9.3	$2.8	$(1.6)	$10.5
2014	4.2	8.4	(3.3)	9.3
2013	3.5	1.6	(0.9)	4.2

Allowance for Volume and Early Payment Discounts:
2015	$23.4	$51.6	$(52.4)	$22.6
2014	12.1	84.7	(73.4)	23.4
2013	14.6	57.6	(60.1)	12.1

Allowance for Sales Returns:
2015	$45.4	$48.5	$(54.6)	$39.3
2014	53.1	64.3	(72.0)	45.4
2013	54.5	77.8	(79.2)	53.1